GENERAL (Schedule of Results of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended	12 Months Ended
	Dec. 02, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 67,865		$ 76,797	$ 93,870
Cost of revenues	54,996		61,726	75,176
Gross profit	12,869		15,071	18,694
OPERATING COSTS AND EXPENSES
Selling and marketing	7,753		7,643	11,153
General and administrative	11,758		10,457	11,306
Restructuring and other charges				1,451
Total operating expenses	19,511		18,100	23,910
Operating loss	(6,642)		(3,029)	(5,216)
Loss from disposal of subsidiary	(1,385)
Financial income (expenses), net	(255)		790	1,304
Loss before taxes on income	(8,282)		(2,239)	(3,912)
Taxes on income	38		31	87
Net loss	(8,320)	(8,320)	(2,270)	(3,999)
Spacenet Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	67,865		76,797	93,870
Cost of revenues	54,996		61,726	75,176
Gross profit	12,869		15,071	18,694
OPERATING COSTS AND EXPENSES
Selling and marketing	7,753		7,643	11,153
General and administrative	11,758		10,457	11,306
Restructuring and other charges				1,451
Total operating expenses	19,511		18,100	23,910
Operating loss	(6,642)		(3,029)	(5,216)
Loss from disposal of subsidiary	(1,385)
Financial income (expenses), net	(255)		790	1,304
Loss before taxes on income	(8,282)		(2,239)	(3,912)
Taxes on income	38		31	87
Net loss	$ (8,320)		$ (2,270)	$ (3,999)